Other Long-Term Assets	12 Months Ended
Dec. 31, 2019
OTHER LONG-TERM ASSETS [Abstract]
OTHER LONG-TERM ASSETS

NOTE 8: OTHER LONG-TERM ASSETS

Other long-term assets as of December 31, 2019 and 2018 consist of the following:

	December 31, 2019	December 31, 2018
Prepaid expenses (1)	9,321	1,713
Fuel delivery	—	687
Deposits in guarantee to the Free Zone	195	—
Other	875	1,244

Total other long-term assets	$10,391	$3,644

  Includes $9,307 related to deferred financing cost.